Financial Instruments By Category	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Financial Instruments By Category
27 .	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:
As at
December
31,
2018
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amortized cost	Total
	HK$	HK$	HK$
Accounts receivable	—	161,093,054	161,093,054
Financial assets included in prepayments, deposits and other receivables	—	6,042,605	6,042,605
Due from a related company	—	4,085,019	4,085,019
Due from immediate holding company	—	66,141,756	66,141,756
Due from fellow subsidiaries	—	2,596,118,859	2,596,118,859
Financial assets at fair value through profit or loss	1,953,078,309	—	1,953,078,309
Stock loan	1,535,679,600	—	1,535,679,600
Other assets	—	615,491,200	615,491,200
Cash and bank balances	—	126,855,518	126,855,518

	3,488,757,909	3,575,828,011	7,064,585,920

Financial liabilities

Financial liabilities at amorti z ed cost
HK$
Accounts payable	602,202,126
Margin loans payable	321,999,549
Financial liabilities included in other payables and accruals	25,011,870
Due to fellow subsidiaries	574,202,907
Due to immediate holding company	2,145,792,209

3,669,208,661

As at December
31,
2019
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amortized cost	Total
	HK$	HK$	HK$
Accounts receivable	—	346,379,574	346,379,574
Financial assets included in prepayments, deposits and other receivables	—	1,355,013	1,355,013
Due from immediate holding company	—	2,921,838,772	2,921,838,772
Financial assets at fair value through profit or loss	1,572,697,716	—	1,572,697,716
Stock loan	1,200,980,200	—	1,200,980,200
Derivative financial asset	1,165,220,000	—	1,165,220,000
Other assets	—	245,502,780	245,502,780
Cash and bank balances	—	766,430,471	766,430,471

	3,938,897,916	4,281,506,610	8,220,404,526

Financial liabilities

	Financial liabilities at fair value through profit or loss—Held for trading	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$
Accounts payable	—	492,039,336	492,039,336
Margin loans payable	—	317,722,438	317,722,438
Financial liabilities included in other payables and accruals	—	66,043,431	66,043,431
Derivative financial liability	20,813,810	—	20,813,810
Convertible bond	—	95,995,690	95,995,690

	20,813,810	971,800,895	992,614,705